SCHEDULE OF ACCUMULATED LOSSES (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Accumulated Losses
Balance at the beginning of the financial year	$ (136,047,037)	$ (129,737,550)
Add: net loss attributable to owners of Genetic Technologies Limited	(7,077,619)	(6,294,775)
Less: Options expired	49,438
Balance at the end of the financial year	$ (143,075,218)	$ (136,047,037)